Report of Directors Corporate Governance - Single figure of remuneration (Details) - GBP (£)	1 Months Ended	3 Months Ended	12 Months Ended		35 Months Ended	36 Months Ended
	Feb. 28, 2021	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2023	Feb. 29, 2020
Disclosure of transactions between related parties [line items]
% of annual incentive in cash			50.00%
% of annual incentive in shares			50.00%
Retention period			1 year
Long-term incentive awards
Disclosure of transactions between related parties [line items]
Share price on date of grant (in gbp per share)							£ 5.62
Noel Quinn
Disclosure of transactions between related parties [line items]
Base salary			£ 1,336,000	£ 1,329,000
Fixed pay allowance (’FPA’)			1,700,000	1,700,000
Cash in lieu of pension			134,000	133,000
Taxable benefits			127,000	119,000
Non-taxable benefits			89,000	86,000
Total fixed			3,386,000	3,367,000
Annual incentive			2,018,000	2,164,000
Notional returns			43,000	31,000
Replacement award			0	0
Long term incentive			5,195,000	0
Total variable			7,256,000	2,195,000
Total fixed and variable			10,641,000	5,562,000
Georges Elhedery
Disclosure of transactions between related parties [line items]
Base salary			780,000	0
Fixed pay allowance (’FPA’)			1,085,000	0
Cash in lieu of pension			78,000	0
Taxable benefits			4,000	0
Non-taxable benefits			52,000	0
Total fixed			1,999,000	0
Annual incentive			1,287,000	0
Notional returns			6,000	0
Replacement award			0	0
Long term incentive			0	0
Total variable			1,293,000	0
Total fixed and variable			£ 3,292,000	£ 0
2020 LTI Award | Long-term incentive awards
Disclosure of transactions between related parties [line items]
LTI award (in shares)	1,118,554
Share price on date of grant (in gbp per share)	£ 4.262
Average share price (in gbp per share)		£ 6.192
Share price appreciation					£ 1,619,106
Vesting percentage						75.00%